INTEREST BEARING DEPOSITS WITH BANKS (Details) In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)
Placements [Abstract]
Placements In EUR		€ 5,894,673	€ 2,196,035
Placements in other currencies		504,094	881,918
Total	9,198,917	6,398,767	3,077,953
Maturity analysis:
Up to 3 months		6,179,752	2,717,476
From 3 months to 1 year		44,742	175,922
Over 1 year		174,273	184,555
Total	$ 9,198,917	€ 6,398,767	€ 3,077,953